Other Financial Liabilities at Fair Value Through Profit or Loss - Summary of Other Financial Liabilities at Fair Value Through Profit or Loss (Detail) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of other financial liabilities at fair value through profit or loss [line items]
Other financial liabilities through profit or loss	£ 1,713	£ 6,286
US$30bn Euro Medium Term Note Programme [member]
Disclosure of other financial liabilities at fair value through profit or loss [line items]
Other financial liabilities through profit or loss	159	165
Structured Notes Programmes [member]
Disclosure of other financial liabilities at fair value through profit or loss [line items]
Other financial liabilities through profit or loss	809	696
Eurobonds [member]
Disclosure of other financial liabilities at fair value through profit or loss [line items]
Other financial liabilities through profit or loss	137	129
Structured Deposits [member]
Disclosure of other financial liabilities at fair value through profit or loss [line items]
Other financial liabilities through profit or loss	435	133
Collateral and associated financial guarantees [member]
Disclosure of other financial liabilities at fair value through profit or loss [line items]
Other financial liabilities through profit or loss	173	3,053
Repurchase agreements - non trading [member]
Disclosure of other financial liabilities at fair value through profit or loss [line items]
Other financial liabilities through profit or loss	£ 0	£ 2,110